FINANCIAL RISK MANAGEMENT AND FAIR VALUES - LIQUIDITY RISK (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts	¥ 59,037	¥ 35,252
Long-term debts	85,706	78,300
Loans from Sinopec Group Company and fellow subsidiaries	29,547	16,563
Lease liabilities	182,411	185,406
Derivative financial liabilities	7,313	3,223
Trade accounts payable and bills payable	269,424	215,640
Other payables	121,716	117,420
Financial liabilities with contractual maturities	755,154	651,804
Short-term debts, undiscounted cash flows	59,774	35,871
Long-term debts, undiscounted cash flows	94,823	85,718
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	32,222	18,457
Lease liabilities, undiscounted cash flows	299,176	296,485
Derivative financial liabilities, undiscounted cash flows	7,313	3,223
Trade accounts payable and bills payable, undiscounted cash flow	269,424	215,640
Other payables, undiscounted cash flow	121,716	117,420
Total contractual undiscounted cash flows	884,448	772,814
Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	59,774	35,871
Long-term debts, undiscounted cash flows	2,207	2,169
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	7,813	3,174
Lease liabilities, undiscounted cash flows	16,699	15,833
Derivative financial liabilities, undiscounted cash flows	7,313	3,223
Trade accounts payable and bills payable, undiscounted cash flow	269,424	215,640
Other payables, undiscounted cash flow	121,716	117,420
Total contractual undiscounted cash flows	484,946	393,330
Later than one year and not later than two years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	0	0
Long-term debts, undiscounted cash flows	13,620	49,390
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	4,288	604
Lease liabilities, undiscounted cash flows	12,905	12,031
Derivative financial liabilities, undiscounted cash flows	0	0
Trade accounts payable and bills payable, undiscounted cash flow	0	0
Other payables, undiscounted cash flow	0	0
Total contractual undiscounted cash flows	30,813	62,025
More than 2 years but less than 5 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	0	0
Long-term debts, undiscounted cash flows	68,180	27,518
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	13,962	10,712
Lease liabilities, undiscounted cash flows	36,984	35,411
Derivative financial liabilities, undiscounted cash flows	0	0
Trade accounts payable and bills payable, undiscounted cash flow	0	0
Other payables, undiscounted cash flow	0	0
Total contractual undiscounted cash flows	119,126	73,641
Thereafter [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Short-term debts, undiscounted cash flows	0	0
Long-term debts, undiscounted cash flows	10,816	6,641
Loans from Sinopec Group Company and fellow subsidiaries, undiscounted cash flows	6,159	3,967
Lease liabilities, undiscounted cash flows	232,588	233,210
Derivative financial liabilities, undiscounted cash flows	0	0
Trade accounts payable and bills payable, undiscounted cash flow	0	0
Other payables, undiscounted cash flow	0	0
Total contractual undiscounted cash flows	¥ 249,563	¥ 243,818